CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended		83 Months Ended	86 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014
Revenues	$ 28	$ 0	$ 0	$ 0	$ 0	$ 28
Operating expenses:
In-process research and development	0	0	0	0	(1,427)	(1,427)
Research and development	(493)	(273)	(1,678)	(2,249)	(6,621)	(7,114)
Sales and marketing	(310)	0	(419)	0	(419)	(729)
General and administrative	(688)	(160)	(1,191)	(1,238)	(2,899)	(3,587)
Total operating expenses	(1,491)	(433)	(3,288)	(3,487)	(11,366)	(12,857)
Operating (loss)	(1,463)	(433)	(3,288)	(3,487)	(11,366)	(12,829)
Financial (expense), income net	(5)	(6)	(37)	14	(81)	(86)
Net (loss)	$ (1,468)	$ (439)	$ (3,325)	$ (3,473)	$ (11,447)	$ (12,915)
(Loss) per share (basic & diluted) (in dollars per share)	$ (0.03)	$ (0.01)	$ (0.07)	$ (0.10)
Weighted average number of shares outstanding (in shares)	52,675,917	39,780,681	45,267,803	37,163,002